INVESTMENT IN JOINT VENTURE	12 Months Ended
Dec. 31, 2022
INVESTMENT IN JOINT VENTURE
INVESTMENT IN JOINT VENTURE

8.INVESTMENT IN JOINT VENTURE

The investment in joint venture balance consists of:

	At December 31	At December 31
(in thousands)	2022	2021

Investment in joint venture:
JCU	$19,305	$21,392
	$19,305	$21,392

A summary of the investment in JCU is as follows:

(in thousands)

Balance-December 31, 2021	$21,392
Investment at cost:
Equity share of loss	(2,887)
Incremental investment in JCU	800
Balance-December 31, 2022	$19,305

On August 3, 2021, Denison completed the acquisition of 50% of JCU from UEX Corporation (“UEX”), for cash consideration of $20,500,000 plus transaction costs of $1,356,000. Denison’s acquisition of its 50% interest in JCU occurred immediately following UEX’s acquisition of all the outstanding shares of JCU from Overseas Uranium Resources Development Co., Limited (“OURD”) for cash consideration of $41,000,000.

Pursuant to Denison’s agreement with UEX, Denison provided UEX with an interest-free 90-day term loan of $40,950,000 million (the “Term Loan”) to facilitate UEX’s purchase of JCU from OURD. On the transfer of 50% of the shares in JCU from UEX to Denison, $20,450,000 of the amount drawn under the Term Loan was deemed repaid by UEX. UEX repaid the remainder of the Term Loan in September 2021.

JCU is a private company that holds a portfolio of twelve uranium project joint venture interests in Canada, including a 10% interest in the WRJV, a 30.099% interest in the Millennium project (Cameco Corporation 69.901%), a 33.8118% interest in the Kiggavik project (Orano Canada Inc. 66.1882%), and a 34.4508% interest in the Christie Lake project (UEX 65.5492%).

In 2022, each shareholder of JCU funded operations with an investment in JCU of $800,000. The investment was made by share subscription, where each shareholder acquired additional common shares in JCU in accordance with each shareholder's pro-rata ownership interest in JCU. As a result, the Company's ownership interest in JCU remained unchanged at 50%.

The following tables summarize the consolidated financial information of JCU on a 100% basis, taking into account adjustments made by Denison for equity accounting purposes (including fair value adjustments and differences in accounting policies). Denison records its equity share of earnings (loss) in JCU one month in arrears (due to the information not yet being available), adjusted for any known material transactions that have occurred up to the period end date on which Denison is reporting.

	At December 31	At December 31
(in thousands)	2022	2021

Total current assets(1)	$2,273	$4,851
Total non-current assets	38,371	38,067
Total current liabilities	(1,949)	(134)
Total non-current liabilities	(86)	—
Total net assets	$38,609	$42,784

		Twelve Months Ended
		November 30 2022(2)
Revenue		$—
Net loss		(5,775)
Other comprehensive income (loss)		$—

Reconciliation of JCU net assets to Denison investment carrying value:
Adjusted net assets of JCU–at December 31, 2021		$42,784
Net loss		(5,775)
Investment from Owners		1,600
Net assets of JCU-at December 31, 2022		$38,609
Denison ownership interest		50.00%
Investment in JCU		$19,305

(1)	Included in current assets are $1,473,000 in cash and cash equivalents (December 31, 2021 - $2,525,000)
(2)	Represents JCU net loss for the twelve months ended November 30, 2022 (recorded one month in arrears), adjusted for differences in fair value allocations and accounting policies